UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)      (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 632-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2006

Item 1.	Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
March 31, 2006 (unaudited)

Description	Shares	Value

Common Stocks—97.8%

Finland—3.8%
Nokia Oyj Sponsored ADR (c)	392,000	$8,122,240

France—6.9%
Societe Generale Sponsored ADR	101,300	3,052,169
Total SA Sponsored ADR (c)	58,100	7,653,513
Vivendi SA Sponsored ADR	124,800	4,268,160

Total France		14,973,842

Germany—3.7%
Schering AG ADR (d)	31,800	3,304,338
Siemens AG Sponsored ADR	50,600	4,714,402

Total Germany		8,018,740

Italy—2.3%
Eni SpA Sponsored ADR (c)	89,250	5,085,465

Japan—6.5%
Canon, Inc. Sponsored ADR	69,000	4,557,450
Kao Corp. Sponsored ADR	7,700	2,031,568
Nomura Holdings, Inc. ADR (d)	332,600	7,373,742

Total Japan		13,962,760

Netherlands—2.9%
Heineken NV ADR (d)	327,500	6,225,775

Switzerland—9.7%
Credit Suisse Group
Sponsored ADR (d)	150,200	8,390,172
Nestle SA Sponsored ADR (d)	57,400	4,263,098
Novartis AG ADR	39,600	2,195,424
Swiss Re Sponsored ADR (c), (d)	55,200	3,860,688
UBS AG	21,400	2,353,358

Total Switzerland		21,062,740

United Kingdom—20.0%
Barclays PLC Sponsored ADR (c), (d) .	135,300	6,332,040
BP PLC Sponsored ADR	69,600	4,798,224
Cadbury Schweppes PLC
Sponsored ADR (c), (d)	112,700	4,508,000
Diageo PLC Sponsored ADR (d)	101,100	6,412,773
GlaxoSmithKline PLC ADR (c)	80,200	4,195,262
HSBC Holdings PLC
Sponsored ADR (d)	76,300	6,392,414
Tesco PLC Sponsored ADR (d)	119,000	2,043,468
Unilever PLC Sponsored ADR	95,500	3,922,185
Vodafone Group PLC
Sponsored ADR	219,100	4,579,190

Total United Kingdom		43,183,556

United States—42.0%
Bank of America Corp. (c)	138,200	6,293,628
Chevron Corp. (c)	73,400	4,254,998
Cisco Systems, Inc. (a)	220,400	4,776,068
Citigroup, Inc. (c)	116,000	5,478,680
Exxon Mobil Corp. (c)	128,200	7,802,252
First Data Corp.	84,300	3,946,926
General Electric Co.	116,300	4,044,914
Golden West Financial Corp. (d)	31,200	2,118,480
Honeywell International, Inc.	55,000	2,352,350
International Business Machines Corp.	42,600	3,513,222
Johnson & Johnson	104,300	6,176,646
JPMorgan Chase & Co. (c)	148,896	6,200,029
Microsoft Corp. (c)	280,600	7,635,126
Oracle Corp. (a), (c)	477,000	6,530,130
Pfizer, Inc.	103,500	2,579,220
The Coca-Cola Co.	74,200	3,106,754
The Home Depot, Inc.	107,600	4,551,480
United Technologies Corp.	88,000	5,101,360
Wells Fargo & Co.	67,000	4,279,290

Total United States		90,741,553

Total Common Stocks
(Identified cost $179,944,558)		211,376,671

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

	Principal
	Amount
Description	(000) (e)	Value

Foreign Government
Obligations—5.7%

Egypt—3.7%
Egypt Treasury Bills:
0.00%, 04/25/06	6,425	$1,111,170
0.00%, 05/09/06	2,750	474,019
0.00%, 05/30/06	9,150	1,569,231
0.00%, 07/18/06	7,475	1,267,661
0.00%, 07/25/06	4,550	770,353
0.00%, 08/08/06	2,250	379,691
0.00%, 09/12/06	3,775	632,112
0.00%, 09/26/06	3,100	517,413
0.00%, 10/17/06	6,800	1,129,528

Total Egypt		7,851,178

Israel—0.2%
Israel Government Bond,
6.00%, 01/31/10	1,930	408,189

Turkey—1.8%
Turkey Government Bonds:
0.00%, 11/08/06	897	616,600
0.00%, 03/07/07	3,231	2,131,859
0.00%, 05/09/07	843	545,372
0.00%, 09/05/07	1,083	667,315

Total Turkey		3,961,146

Total Foreign Government
Obligations
(Identified cost $12,151,079)		12,220,513

Structured Notes—2.3%

Brazil—1.3%
Citibank Brazil Inflation-Linked Bond
NTN-B:
9.75%, 05/18/09 (f)	927	$918,956
9.60%, 08/17/10 (f)	1,029	989,464
8.45%, 05/18/15 (f)	989	970,910

Total Brazil		2,879,330

Costa Rica—0.7%
Citibank CRC Linked Deposit,
14.05%, 10/11/06 (f)	1,511	1,526,488

Zambia—0.3%
Smith Barney ZMK Linked Deposit,
13.00%, 09/29/06	1,941,300	597,323

Total Structured Notes
(Identified cost $5,023,003)		5,003,141

Description	Shares	Value

Short-Term Investment—18.8%

Collateral for Securities
on Loan—18.8%
State Street Navigator Securities
Lending Prime Portfolio, 4.71%
(Identified cost $40,540,475)
(g), (h)	40,540,475	40,540,475

Total Investments—124.6%
(Identified cost $237,659,115) (b) .		$269,140,800

Liabilities in Excess of Cash
and Other Assets—(24.6)% .		(53,075,842)

Net Assets—100.0%		$216,064,958

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Forward Currency Contracts open at March 31, 2006:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	04/03/06	2,222,640	$720,000	$721,314	$1,314	$—
ARS	04/12/06	3,506,000	1,137,278	1,137,665	387	—
ARS	04/18/06	1,674,349	545,000	543,267	—	1,733
ARS	04/28/06	1,993,944	646,000	646,877	877	—
ARS	05/03/06	2,185,493	709,000	708,805	—	195
BRL	04/06/06	8,936,820	3,790,000	4,110,432	320,432	—
BRL	04/10/06	3,929,550	1,675,000	1,805,389	130,389	—
BRL	09/01/06	237,334	106,000	105,012	—	988
BRL	12/20/06	1,672,163	645,000	721,810	76,810	—
BRL	01/31/07	1,874,000	773,421	801,417	27,996	—
BWP	05/03/06	2,889,316	526,000	523,247	—	2,753
BWP	06/09/06	2,937,525	530,000	528,522	—	1,478
BWP	06/19/06	2,917,805	529,000	524,059	—	4,941
CLP	04/20/06	242,468,250	453,000	461,654	8,654	—
CLP	06/19/06	327,256,000	620,614	622,769	2,155	—
COP	04/06/06	4,464,224,000	1,952,000	1,946,086	—	5,914
COP	05/02/06	1,178,191,000	518,000	513,414	—	4,586
COP	05/02/06	1,044,309,000	465,171	455,073	—	10,098
COP	05/12/06	1,119,552,000	476,000	487,793	11,793	—
COP	05/18/06	929,880,000	405,000	405,118	118	—
COP	05/24/06	687,420,000	304,000	299,461	—	4,539
COP	06/21/06	328,074,000	145,294	142,774	—	2,520
CSD	05/11/06	36,887,400	495,000	507,264	12,264	—
CSD	04/20/06	37,676,840	521,695	521,369	—	326
CSD	06/09/06	28,147,588	384,215	383,847	—	368
EUR	05/08/06	801,405	958,000	972,057	14,057	—
GHC	04/10/06	2,754,280,000	296,000	300,927	4,927	—
GHC	04/13/06	1,379,054,000	149,832	150,635	803	—
GHC	08/31/06	5,922,351,000	629,836	630,406	570	—
GHC	09/18/06	2,077,498,000	221,364	220,272	—	1,092
IDR	04/11/06	4,967,505,000	531,000	546,661	15,661	—
IDR	04/20/06	2,125,200,000	231,000	233,873	2,873	—
IDR	05/16/06	22,935,040,000	2,480,000	2,523,940	43,940	—
IDR	06/27/06	4,808,830,000	521,000	529,199	8,199	—
ILS	05/31/06	1,682,100	356,000	359,958	3,958	—
ILS	06/19/06	11,374,448	2,405,000	2,433,739	28,739	—
ILS	09/29/06	2,418,504	528,000	516,967	—	11,033
INR	04/03/06	79,887,700	1,790,000	1,792,239	2,239	—
INR	04/10/06	24,379,790	547,000	546,683	—	317
INR	04/17/06	12,926,000	289,496	289,707	211	—
INR	05/03/06	83,051,460	1,853,000	1,859,410	6,410	—
INR	06/05/06	23,162,970	519,000	517,579	—	1,421
ISK	04/06/06	40,388,565	633,000	565,460	—	67,540
ISK	04/06/06	39,100,152	546,000	547,422	1,422	—
ISK	04/10/06	25,067,790	396,000	350,729	—	45,271
ISK	04/10/06	31,036,000	461,687	434,232	—	27,455
KRW	04/06/06	1,117,055,000	1,152,792	1,149,807	—	2,985
KRW	05/08/06	487,140,800	502,000	501,799	—	201
KRW	05/08/06	502,278,300	513,000	517,392	4,392	—
KRW	06/20/06	162,640,000	167,480	167,702	222	—

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Forward Currency Contracts open at March 31, 2006 (continued):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

KRW	08/28/06	883,071,000	$917,000	$912,115	$—	$4,885
MXN	04/07/06	5,572,350	525,000	511,266	—	13,734
MXN	03/30/07	6,290,201	557,000	563,058	6,058	—
MYR	05/16/06	1,866,985	505,000	508,008	3,008	—
MYR	06/12/06	2,044,056	552,000	556,907	4,907	—
MYR	07/31/06	2,078,505	561,000	567,599	6,599	—
MYR	08/07/06	2,043,108	551,000	558,121	7,121	—
MYR	08/14/06	4,442,880	1,204,000	1,214,084	10,084	—
MYR	11/13/06	2,908,000	790,432	798,139	7,707	—
NGN	08/10/06	130,309,120	992,000	1,001,091	9,091	—
PEN	04/03/06	1,714,776	519,000	509,425	—	9,575
PEN	04/12/06	1,705,170	503,000	506,301	3,301	—
PEN	04/17/06	1,705,170	503,000	506,150	3,150	—
PEN	04/24/06	1,774,429	534,000	526,490	—	7,510
PHP	04/03/06	131,858,860	2,527,000	2,576,906	49,906	—
PHP	04/24/06	44,046,120	849,000	859,678	10,678	—
PHP	06/30/06	136,123,660	2,654,000	2,645,952	—	8,048
PLN	04/21/06	1,178,582	362,000	362,746	746	—
PLN	05/31/06	2,574,000	813,990	793,052	—	20,938
PLN	06/13/06	17,271,000	5,330,556	5,323,286	—	7,270
RON	04/10/06	2,377,000	810,709	816,384	5,675	—
RON	04/20/06	7,791,000	2,654,605	2,673,562	18,957	—
RON	04/25/06	1,102,000	380,669	378,002	—	2,667
RON	05/09/06	2,105,000	717,328	721,416	4,088	—
RON	05/30/06	2,258,000	775,079	773,040	—	2,039
RUB	05/24/06	99,755,000	3,526,158	3,599,318	73,160	—
RUB	06/09/06	15,998,580	559,000	577,262	18,262	—
RUB	10/06/06	14,598,120	509,000	526,295	17,295	—
RUB	02/01/07	4,929,750	175,000	177,500	2,500	—
RUB	02/26/07	42,336,000	1,470,000	1,523,688	53,688	—
RUB	02/26/07	7,284,020	251,000	262,155	11,155	—
RUB	05/24/07	106,389,050	3,826,944	3,800,613	—	26,331
RUB	05/24/07	106,389,050	3,826,944	3,800,613	—	26,331
RUB	09/19/08	21,264,250	725,000	748,836	23,836	—
SGD	04/17/06	2,032,998	1,252,000	1,257,142	5,142	—
SGD	05/08/06	818,449	508,000	506,506	—	1,494
SGD	06/06/06	1,758,000	1,089,807	1,089,248	—	559
SGD	07/13/06	1,110,611	684,000	689,202	5,202	—
SGD	08/23/06	1,977,000	1,222,362	1,229,024	6,662	—
SGD	08/28/06	1,622,669	1,002,000	1,008,968	6,968	—
SIT	05/22/06	416,096,340	2,098,000	2,106,529	8,529	—
SKK	04/28/06	34,355,322	1,098,000	1,109,097	11,097	—
SKK	04/28/06	71,892,940	2,324,000	2,320,929	—	3,071
THB	04/11/06	52,933,920	1,326,000	1,360,752	34,752	—
TRY	04/04/06	998,093	742,077	741,146	—	931
TRY	04/04/06	998,093	742,077	741,146	—	931
TRY	04/21/06	5,015,767	3,722,000	3,710,590	—	11,410
TWD	04/24/06	22,991,000	711,135	710,300	—	835

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Forward Currency Contracts open at March 31, 2006 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

TZS	05/08/06	323,733,000	$270,003	$263,041	$—	$6,962
TZS	05/23/06	354,985,000	293,364	287,674	—	5,690
TZS	06/05/06	647,511,000	525,944	523,537	—	2,407
TZS	06/22/06	255,046,600	212,000	205,603	—	6,397
TZS	06/23/06	217,537,000	180,972	175,334	—	5,638
TZS	07/05/06	134,366,000	111,600	108,063	—	3,537
TZS	08/09/06	453,601,000	367,125	362,427	—	4,698
TZS	08/16/06	258,841,000	211,535	206,544	—	4,991
TZS	10/13/06	758,249,000	617,040	597,915	—	19,125
TZS	10/26/06	447,902,000	364,000	352,029	—	11,971
TZS	10/26/06	473,088,000	384,000	371,824	—	12,176
TZS	12/15/06	442,737,000	346,880	343,618	—	3,262
TZS	12/20/06	695,237,000	547,000	538,916	—	8,084
UAH	04/10/06	1,711,950	339,000	338,008	—	992
UAH	04/19/06	778,770	153,000	153,656	656	—
UAH	05/12/06	1,435,380	282,000	282,174	174	—
UAH	05/19/06	1,601,149	314,000	314,242	242	—
UAH	06/09/06	1,566,785	309,000	306,009	—	2,991
UAH	06/09/06	1,438,200	282,000	280,896	—	1,104
UAH	06/19/06	3,003,840	596,000	585,362	—	10,638
UAH	08/01/06	2,040,000	404,553	394,424	—	10,129
UAH	08/07/06	1,063,440	211,000	205,404	—	5,596
UAH	08/10/06	1,582,990	311,000	305,601	—	5,399
UAH	09/11/06	2,671,200	525,000	512,929	—	12,071

Total Forward Currency Purchase Contracts			$106,386,063	$107,058,100	$1,162,208	$490,171

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	04/03/06	2,222,640	$722,223	$721,314	$909	$ —
BRL	04/10/06	2,188,088	996,397	1,005,293	—	8,896
BRL	04/24/06	2,130,126	989,146	974,922	14,224	—
BRL	12/28/06	1,643,477	711,000	708,210	2,790	—
EUR	05/08/06	3,086,000	3,725,265	3,743,133	—	17,868
EUR	04/20/06	428,000	521,695	518,569	3,126	—
EUR	06/09/06	314,000	384,215	381,612	2,603	—
INR	04/03/06	79,887,700	1,789,198	1,792,239	—	3,041
ISK	04/06/06	40,388,565	569,142	565,460	3,682	—
ISK	04/10/06	27,292,650	385,000	381,858	3,142	—
ISK	04/10/06	28,811,140	405,751	403,103	2,648	—
PEN	04/03/06	1,714,776	516,421	509,425	6,996	—
PEN	04/12/06	1,705,170	497,497	506,301	—	8,804
PEN	04/17/06	1,705,170	497,352	506,150	—	8,798
PHP	04/03/06	131,858,860	2,572,856	2,576,906	—	4,050
RUB	05/24/06	99,755,000	3,599,964	3,599,318	646	—
RUB	05/24/06	99,755,000	3,599,964	3,599,318	646	—
SKK	04/28/06	12,731,680	416,000	411,018	4,982	—
SKK	04/28/06	16,306,500	525,000	526,425	—	1,425
TRY	04/04/06	998,093	739,000	741,146	—	2,146
TRY	04/21/06	673,822	505,000	498,483	6,517	—
TRY	07/05/06	985,749	719,000	718,095	905	—
TRY	07/05/06	985,749	719,000	718,095	905	—
TRY	02/09/07	1,428,000	994,637	999,960	—	5,323

Total Forward Currency Sale Contracts			$27,100,723	$27,106,353	54,721	60,351

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,216,929	$550,522

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost was $237,659,115, aggregate gross unrealized appreciation was $34,736,390, aggregate gross unrealized depreciation was $3,254,705 and the net unrealized appreciation was $31,481,685.

(c)	Segregated security for forward currency contracts.

(d)	Security or portion thereof is out on loan.

(e)	Principal amount denominated in respective country’s currency unless otherwise specified.

(f)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” Principal amount denominated in U.S. dollar.

(g)	Rate shown reflects 7 day yield as of March 31, 2006.

(h)	Represents security purchased with cash collateral received for securities on loan.

Security Abbreviations:
ADR — American Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional”

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real	NGN	— Nigerian Naira
BWP	— Botswana Pula	PEN	— Peruvian New Sol
CLP	— Chilean Peso	PHP	— Philippine Peso
COP	— Colombian Peso	PLN	— Polish Zloty
CRC	— Costa Rican Colon	RON	— Romanian Leu
CSD	— Serbian Dinar	RUB	— Russian Ruble
EUR	— Euro	SGD	— Singapore Dollar
GHC	— Ghanaian Cedi	SIT	— Slovenian Tolar
IDR	— Indonesian Rupiah	SKK	— Slovenska Koruna
ILS	— Israeli Shekel	THB	— Thai Baht
INR	— Indian Rupee	TRY	— New Turkish Lira
ISK	— Iceland Krona	TWD	— New Taiwan Dollar
KRW	— South Korean Won	TZS	— Tanzanian Shilling
MXN	— Mexican Peso	UAH	— Ukranian Hryvnia
MYR	— Malaysian Ringgit	ZMK	— Zambian Kwacha

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	5.8%
Banking	18.1
Commercial Services	1.8
Computer Software	6.6
Consumer Products	0.9
Drugs	5.7
Energy Integrated	13.7
Financial Services	8.8
Food & Beverages	7.3
Insurance	1.8
Leisure & Entertainment	2.0
Manufacturing	7.5
Medical Products	2.9
Retail	3.1
Semiconductors & Components	2.1
Technology	1.6
Technology Hardware	6.0
Telecommunications	2.1

Subtotal	97.8
Foreign Government Obligations	5.7
Structured Notes.	2.3
Collateral for Securities on Loan.	18.8

Total Investments	124.6%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2006 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of the offsetting contract. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

Under these procedures, in the event that the Investment Manager, a wholly-owned subsidiary of Lazard Frères & Co. LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

FORM N-Q

Item 2.	Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

             Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.
By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2006